Organization and Business Description (Details) - Schedule of balance sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 22,050,884	$ 13,916,155	$ 21,029,237
Accounts receivable, net	1,991,854	6,861,672
Inventories	11,425,190	3,105,673
Due from related parties	76,608	65,278
Prepaid expenses and other current assets	2,969,306	2,675,922
Total current assets	49,252,183	34,345,558
Plants, property and equipment, net	4,831,015	3,351,321
Intangible assets, net	14,261,652	3,594,977
Long-term investments	5,104,400	5,381,441
Operating lease right-of-use assets	89,022	224,773
Long term deferred assets	228,944
Deferred tax assets	2,836,670	2,070,356
Total non-current assets	51,708,174	24,349,526
Total assets	100,960,357	58,695,084
Accounts payable	5,310,617	34,486
Deferred government subsidy	2,980,004
Income taxes payable	645,607	1,076,518
Due to related parties	360,581
Operating lease liabilities, current
Total current liabilities
Total liabilities	11,894,946	1,720,882
VIE's [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	1,075,990	3,870,916
Accounts receivable, net	1,632,540	6,861,672
Inventories	2,719,048	2,865,958
Due from related parties	71,440	52,268
Prepaid expenses and other current assets	2,582,893	3,002,698
Total current assets	8,081,911	16,653,512
Plants, property and equipment, net	3,080,878	3,351,321
Intangible assets, net	3,035,492	3,594,977
Long-term investments	5,104,400	5,381,441
Operating lease right-of-use assets	89,022	224,773
Deferred tax assets		852,037
Total non-current assets	11,538,736	13,404,549
Total assets	19,620,647	30,058,061
Accounts payable	43,489	34,486
Deferred revenue	181,011	179,407
Income taxes payable	581,428	1,076,518
Operating lease liabilities, current	64,138	99,569
Accrued expenses and other current liabilities	376,610	313,685
Total current liabilities	4,587,261	1,703,665
Total liabilities	$ 4,587,261	$ 1,703,665